Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 57,595	$ 24,293
Trade receivables	100	103
Prepayments and other assets	788	610
Inventories	834	348
Due from related party	878	460
Total current assets	60,195	25,814
FIXED ASSETS, NET:
Vessels, net	1,007,617	1,036,157
Total fixed assets, net	1,007,617	1,036,157
OTHER NON CURRENT ASSETS:
Restricted cash	25,000	25,000
Due from related party	1,350	1,350
Above-market acquired time charter contract	12,514	19,782
Total assets	1,106,676	1,108,103
CURRENT LIABILITIES:
Current portion of long-term debt, net of $812 related to current portion of deferred financing fees	31,688	27,467
Trade payables	3,058	4,935
Due to related party, current	302	230
Accrued liabilities	3,750	3,595
Unearned revenue	14,258	15,126
Total current liabilities	53,056	51,353
NON-CURRENT LIABILITIES:
Deferred revenue	1,036	1,094
Due to related party, non-current	0	35,000
Long-term debt, net of current portion and $5,252 related to non-current portion of deferred financing fees	684,748	652,818
Total non-current liabilities	685,784	688,912
Commitments and contingencies
PARTNERS' EQUITY:
Common unitholders (unlimited authorized; 20,505,000 units issued and outstanding as at December 31, 2016 and 2015)	302,952	302,954
Preferred unitholders (3,450,000 authorized; 3,000,000 Series A Preferred Units issued and outstanding as at December 31, 2016 and 2015)	73,216	73,216
Subordinated unitholders (14,985,000 units issued and outstanding as at December 31, 2016 and 2015)	(8,429)	(8,427)
General Partner (35,526 units issued and outstanding as at December 31, 2016 and 2015)	97	95
Total partners' equity	367,836	367,838
Total liabilities and partners' equity	$ 1,106,676	$ 1,108,103